Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (280,149)	$ (315,956)
Total	6,208	1,546,565
Artwork trading platform [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	152,571	152,877
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	64,722	1,642,113
Copyright [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	$ 69,064	$ 67,531